Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 30, 2020	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Repairs and maintenance			$ 5,000
Future equity total	$ 30,000	$ 30,000
Elemental excelerator amount	30,000
Preferred stock value	$ 30,000
Percentage of price per share in calculation for conversion into temporary equity	80.00%		80.00%
Proceeds from the conversion of SAFE notes		$ 620,000
Issuance of preferred shares (in Shares)		76,471
Advertising expenses			$ 378,000	$ 18,000
Federal depository insurance corporation coverage limit			$ 250,000
Eligible compensation, percentage			3.00%
Right-of-use (ROU) assets			$ 5,200,000
Operating lease liabilities			5,200,000
Debt securities, available-for-sale			$ 149,500,000
Internal Revenue Service [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Tax benefit, percentage			50.00%
Revenues [Member] | Customers Two [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Concentration risk, percentage				40.00%
Revenues [Member] | Customers Three [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Concentration risk, percentage				49.00%
Minimum [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Standard product warranty, period of warranty			2 years
Remaining lease term			1 year
Maximum [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Standard product warranty, period of warranty			5 years
Remaining lease term			6 years
Public Warrants [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Exercise price of warrants or right (in Dollars per share)			$ 11.5
Revenues [Member] | Customers one [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Concentration risk, percentage			10.00%	11.00%
Revenues [Member] | Customers Two [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Concentration risk, percentage			38.00%
Revenues [Member] | Customers Three [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Concentration risk, percentage			46.00%